Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash	$ 3,257,458	$ 4,803,687
Investments	5,428,962	5,487,800
Subscription receivable	522,326
Prepaid expenses and other current assets	110,822	88,223
Total current assets	9,319,568	10,379,710
Property and equipment, net	230,512	199,575
Other assets	36,810	20,492
Total assets	9,586,890	10,599,777
Current liabilities:
Accounts payable	103,294	209,730
Accrued liabilities	132,780	155,713
Accrued payroll and other compensation	447,641	217,250
Note payable, net of debt discount of $59 and $0 as of December 31, 2016 and 2015, respectively	205,201
Total current liabilities	888,916	582,693
Note payable, net of debt discount of $0 and $255 as of December 31, 2016 and 2015, respectively		205,005
Total liabilities	888,916	787,698
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.001 par value, Authorized 5,000,000 shares;No shares issued and outstanding as of December 31, 2016 and December 31, 2015, respectively
Common stock, $0.001 par value, Authorized 75,000,000 shares; Issued and outstanding 34,807,881 shares as of December 31, 2016 and 32,320,891 as of December 31, 2015	34,808	32,321
Additional paid-in capital	23,072,702	18,114,295
Accumulated deficit	(14,409,536)	(8,334,537)
Total stockholders' equity	8,697,974	9,812,079
Total liabilities and stockholders' equity	$ 9,586,890	$ 10,599,777